Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Equity attributable to owners of parent [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Equity attributable to owners of parent [member]	Subscribed and paid-in capital Opening balance after adjustment, cumulative effect at date of initial application [member]	Subscribed and paid-in capital	Additional paid - in capital Opening balance after adjustment, cumulative effect at date of initial application [member]	Additional paid - in capital	Retained earnings [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Retained earnings [member]	Accumulated other comprehensive income [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Accumulated other comprehensive income [member]	Non-controlling interest Opening balance after adjustment, cumulative effect at date of initial application [member]	Non-controlling interest	Opening balance after adjustment, cumulative effect at date of initial application [member]	Total
Balance at Dec. 31, 2018	$ 17,784,608		$ 22,281		$ 8,472,336		$ 8,593,218		$ 696,773	$ 696,773	$ 11,742,758		$ 29,527,366
Dividends declared		$ (1,336,861)						$ (1,336,861)				$ (830,160)		$ (2,167,021)
Equity transactions		(26,570)				$ (26,570)						(40,527)		(67,097)
Effect of realization of equity instruments		12,651						12,651				11,222		23,873
Withholding Tax over dividends		(14,344)						(14,344)				(21,692)		(36,036)
Total other comprehensive income		396,674								396,674		305,056		701,730
Net income		3,034,409						3,034,409				2,331,045		5,365,454
Balance at Dec. 31, 2019		19,850,567		$ 22,281		8,445,766		10,289,073		1,093,447		13,497,702		33,348,269
Issuance of shares												21		21
Business combination												465,902		465,902
Dividends declared		(1,336,861)						(1,336,861)				(963,721)		(2,300,582)
Equity transactions		25,104				25,104						(126,503)		(101,399)
Preferred shares		(8,628)						(8,628)				(383,244)		(391,872)
Effect of realization of equity instruments		14,728						14,728				22,516		37,244
Withholding Tax over dividends		(5,699)						(5,699)				(14,632)		(20,331)
Total other comprehensive income		(231,434)								(231,434)		2,123		(229,311)
Net income		2,349,521						2,349,521				2,282,095		4,631,616
Balance at Dec. 31, 2020		20,657,298		22,281		8,470,870		11,302,134		862,013		14,782,259		35,439,557
Issuance of shares												120		120
Dividends declared		(1,203,175)						(1,203,175)				(870,500)		(2,073,675)
Equity transactions		19,929				19,929						(19,929)
Preferred shares		(14,302)						(14,302)				(310)		(14,612)
Effect of realization of equity instruments		6,738						6,738				3,567		10,305
Withholding Tax over dividends		(5,740)						(5,740)				(5,569)		(11,309)
Total other comprehensive income		255,169								255,169		197,590		452,759
Net income		3,297,736						3,297,736				2,370,766		5,668,502
Balance at Dec. 31, 2021		$ 23,013,653		$ 22,281		$ 8,490,799		$ 13,383,391		$ 1,117,182		$ 16,457,994		$ 39,471,647